LEASES - Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
LEASES
Operating lease right-of-use assets	¥ 114,260	¥ 151,871		$ 15,654
Current portion of operating lease liabilities	16,103	34,993
Long-term operating lease liabilities	¥ 98,370	¥ 119,413		$ 13,477
Weighted average remaining lease term	4 years 11 months 15 days			4 years 11 months 15 days
Weighted average discount rate	2.70%	2.85%		2.70%
Lease expenses	¥ 39,517	¥ 37,878	¥ 34,596
Cash payments for operating lease liabilities	35,900	35,982
Right-of-use assets obtained in exchange for operating lease liabilities	0	133,661
Total lease payment	122,585	165,821
Less: imputed interest	(8,112)	(11,415)
Present value of minimum operating lease payments	¥ 114,473	¥ 154,406